Fixed Assets - Components of Fixed Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 13,628	$ 13,338
Property plant and equipment, net	5,664	5,441
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	267	236
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,718	1,592
Accumulated depreciation	(605)	(579)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,643	11,510
Accumulated depreciation	$ (7,359)	$ (7,318)